Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 Country Segment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of countries | Country	20
Number of reportable segments | Segment	3
Percentage of completion to recognize expected profit	70.00%
Building [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives	8 years
Building [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives	33 years
Machinery and Equipment [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives	28 years
Other Capitalized Property Plant And Equipment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives	5 years